Accounts Payable and Accrued Expenses - Schedule of Accounts Payable and Accrued Expenses (Details) (10-K) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accounts payable and accrued expenses	$ 3,485,949	$ 3,591,641	$ 3,678,691	[1]
Accrued taxes (VAT, Sales, Payroll, etc.)	3,394,293	3,243,806	826,305
Accrued income taxes	54,948	61,790	83,878
Accrued interest	496,533	489,269	1,208,378
Accounts payable and accrued expenses	$ 7,431,723	$ 7,386,506	$ 5,797,252

[1]	Amount excludes deferred revenue which is broken out separately on the balance sheet in this 10-K filing.